Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jun. 01, 2018
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Blend Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated June 1, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated June 1, 2018

Effective immediately, the JPMorgan Small Cap Blend Fund (the “Fund”) has begun implementing its new investment strategy as a small cap blend fund as described in the Fund’s new prospectuses dated June 1, 2018 (the “New Strategy”). As a result, the Fund has begun selling a large portion of its existing small cap growth investments as it migrates to the New Strategy. The Fund anticipates implementing the New Strategy fully by June 8, 2018 under normal market conditions. Between June 1, 2018 and June 8, 2018, the Fund’s investments may be more heavily weighted in small cap growth securities, and the Fund may be more heavily subject to the growth strategy portion of its strategy risk.

In addition, as a result of the New Strategy, the Fund will be lifting its current limited offering as of June 8, 2018. Until June 8, 2018, the following language is added to each prospectus:

•	The following language is hereby added at the end of the “Class/Ticker:” in the “Risk/Return Summary” section of each prospectus:

Until June 8, 2018, the Fund is publicly offered on a limited basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Small Cap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Blend Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated June 1, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information

dated June 1, 2018

Effective immediately, the JPMorgan Small Cap Blend Fund (the “Fund”) has begun implementing its new investment strategy as a small cap blend fund as described in the Fund’s new prospectuses dated June 1, 2018 (the “New Strategy”). As a result, the Fund has begun selling a large portion of its existing small cap growth investments as it migrates to the New Strategy. The Fund anticipates implementing the New Strategy fully by June 8, 2018 under normal market conditions. Between June 1, 2018 and June 8, 2018, the Fund’s investments may be more heavily weighted in small cap growth securities, and the Fund may be more heavily subject to the growth strategy portion of its strategy risk.

In addition, as a result of the New Strategy, the Fund will be lifting its current limited offering as of June 8, 2018. Until June 8, 2018, the following language is added to each prospectus:

•	The following language is hereby added at the end of the “Class/Ticker:” in the “Risk/Return Summary” section of each prospectus:

Until June 8, 2018, the Fund is publicly offered on a limited basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE